Significant Transactions (Details) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Significant transactions
Investment in cash	$ 28,716,000	$ 10,014,000	$ 14,689,000	$ 15,699,000
Baylor Health Care System
Significant transactions
Gain on contribution of property to equity method investment				1,200,000
Investment in cash			7,800,000	13,500,000
Purchase of partnership units				7,600,000
Working capital investments				$ 5,900,000
Percentage of ownership			49.00%